Related parties (Details) - COP ($) $ in Millions		Jun. 30, 2021		Dec. 31, 2020
Investments in joint ventures and associates [abstract]
Accounts receivable		$ 28,332		$ 7,748
Loans receivable				97,300
Other assets		2,469	[1]	7,093
Accounts payable		56,868		72,316
Loans		1,393,160		1,277,046
Other liabilities		311	[2]	1,664
Accounts receivable, Current		28,332		7,748
Accounts receivable - Loans, Current				97,300
Other assets, Current		2,469	[1]	7,093
Accounts payable, Current		56,868		72,316
Loans, Current		1,393,160		1,277,046
Other liabilities, Current		311	[2]	1,664
Gas Natural del Oriente S.A. E.S.P.
Investments in joint ventures and associates [abstract]
Accounts receivable		8,056		0
Loans receivable				0
Other assets				0
Accounts payable		4,355		1,858
Loans				0
Other liabilities		0	[2]	0
Extrucol S.A.
Investments in joint ventures and associates [abstract]
Accounts receivable		2,145		0
Loans receivable				0
Other assets				0
Accounts payable		329		279
Loans				0
Other liabilities		0	[2]	0
E2 Energia Eficiente S.A. E.S.P.
Investments in joint ventures and associates [abstract]
Accounts receivable		7,586		4,453
Loans receivable				0
Other assets				0
Accounts payable		389		1,264
Loans				0
Other liabilities		0	[2]	0
Serviport S.A
Investments in joint ventures and associates [abstract]
Accounts receivable				0
Loans receivable				0
Other assets				0
Accounts payable				948
Loans				0
Other liabilities				0
Equion Energia Limited
Investments in joint ventures and associates [abstract]
Accounts receivable	[2]	1,134		1,950
Loans receivable	[2]			0
Other assets	[2]	2,469	[1]	7,093
Accounts payable	[2]	18,756		32,335
Loans	[2]	1,393,160		1,277,046
Other liabilities	[2]	310		1,663
Ecodiesel Colombia S.A
Investments in joint ventures and associates [abstract]
Accounts receivable		9,411		1,345
Loans receivable				0
Other assets				0
Accounts payable		33,039		35,632
Loans				0
Other liabilities		$ 1	[2]	1
Offshore International Group
Investments in joint ventures and associates [abstract]
Accounts receivable	[1]			0
Loans receivable	[1]			97,300
Other assets	[1]			0
Accounts payable	[1]			0
Loans	[1]			0
Other liabilities	[1]			$ 0

[1]	Savia Perú S.A. Loan granted by Ecopetrol S.A. This company is no longer part of the Business Group. See Note 12.
[2]	Deposits held by Equion in Ecopetrol Capital AG.